INCOME TAXES	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

NOTE 8. INCOME TAXES

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and expected carry-forwards are available to reduce taxable income. The Company records a valuation allowance when, in the opinion of management, it is more likely than not, that the Company will not realize some or all deferred tax assets. As the achievement of required future taxable income is uncertain, the Company recorded a valuation allowance equal to the deferred tax asset at September 30, 2015 and December 31, 2014. At December 31, 2014, the Company had federal and state net operating loss carry-forwards of approximately $1,511,000. The federal and state tax loss carry-forwards will begin to expire in 2032, unless previously utilized.
Pursuant to Internal Revenue Code Section 382, use of the Company’s net operating loss carry-forwards may be limited if a cumulative change in ownership of more than 50% occurs within a three year period. Management believes that such an ownership change had occurred but has not performed a study of the limitations on the net operating losses.
The Company plans to elect REIT status effective for the year ending December 31, 2015, when it meets all requirements allowing it to do so. At that time, the Company would generally not be subject to income taxes assuming it complied with the specific distribution rules applicable to REITs. The Company has also incurred current period and prior year net operating losses; thus, it does not expect to incur current income tax expenses. Additionally, due to the Company’s expectations of electing REIT status commencing in 2015, it does not expect to realize any future tax benefits from the current years, or prior years’ operating losses.

NOTE 9. INCOME TAXES

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and expected carry-forwards are available to reduce taxable income. The Company records a valuation allowance when, in the opinion of management, it is more likely than not, that the Company will not realize some or all deferred tax assets. As the achievement of required future taxable income is uncertain, the Company recorded a valuation allowance equal to the deferred tax asset at December 31, 2014 and 2013. At December 31, 2014, and December 31, 2013 the Company had federal and state net operating loss carry-forwards of approximately $1,380,000 and $650,000 respectively. The federal and state tax loss carry-forwards will begin to expire in 2032, unless previously utilized.
Pursuant to Internal Revenue Code Section 382, use of the Company’s net operating loss carry-forwards may be limited if a cumulative change in ownership of more than 50% occurs within a three year period. Management believes that such an ownership change had occurred but has not performed a study of the limitations on the net operating losses.
The Company plans to elect REIT status effective for the year ending December 31, 2015, when it meets all requirements allowing it to do so. At that time, the Company would generally not be subject to income taxes assuming it complied with the specific distribution rules applicable to REITs. The Company has also incurred current and prior year net operating losses, thus is not expecting to incur current income tax expenses, and due to its expectations of electing REIT status commencing in 2015, is not expected to realize any future tax benefits from the current years, or prior years’ operating losses.
Significant components of the Company’s deferred tax assets are as follows:

	2014	2013
Deferred tax assets:
Start-up and acquisition costs	$400,000	$180,000
Net operating losses	640,000	256,000
	1,040,000	436,000

	2014	2013
Deferred tax liabilities:
Depreciation and amortization	—	(14,000)
Total	1,040,000	422,000
Valuation allowance	(1,040,000)	(422,000)
Net deferred tax assets	$—	$—
Expected income tax (benefit) by applying the statutory income tax rate to net loss differs from the actual tax provision as follows:

	2014	2013
Tax computed at the federal statutory rate	$(450,000)	$(364,000)
State taxes	(80,000)	(62,000)
Permanent differences	—	225,000
Other	—	9,000
Valuation allowance	530,000	192,000
Total provision	$—	$—